Principal Funds, Inc.
Supplement dated April 29, 2019
to the Statement of Additional Information dated March 1, 2019
(as supplemented on March 18, 2019, March 29, 2019, and April 12, 2019)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Under Fundamental Restrictions, delete item 2, and replace with the following:
2)    has adopted a commodities policy, as follows:

(a)
The California Municipal, Principal LifeTime 2060, and Tax-Exempt Bond Funds and the SAM Conservative Growth Portfolio may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(b)	The remaining Funds may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.
Under Fundamental Restrictions, delete item 7(c), and replace with the following:

(c)
The California Municipal and Tax-Exempt Bond Funds and the SAM Conservative Growth Portfolio may not concentrate, as that term is used in the 1940 Act, its investments in a particular industry, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

d)
The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Delete the second-to-last sentence of the first paragraph, and replace with the following:
The Board is currently composed of twelve members, nine of whom are Independent Directors.
Add the following under Interested Directors:
Timothy M. Dunbar. Mr. Dunbar has served as a Director of PFI and PVC and as a Trustee of the Trust since 2019. Mr. Dunbar serves as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also serves on numerous boards of directors of Principal® subsidiaries, including PGI and Post. He has served in various other positions since joining Principal® in 1986. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.

Add the following to the Interested Directors table:

Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Director (since 2019)	Director, PGI (since 2018) President - Principal Global Asset Management, PGI, PLIC, PFSI, and PFG (since 2018) Chair/Executive Vice President, RobustWealth, Inc. (since 2018) Director, Post (since 2018) Executive Vice President/Chief Investment Officer, PLIC, PFSI, and PFG (2014-2018)	131	None
Delete the ownership table entitled “Directors Considered to be ‘Interested Persons’” and replace with the following:

Directors Considered to Be “Interested Persons”

Fund	Beer	Dunbar	Halter
MidCap	E	A	A

Principal Funds, Inc. (through participation in an Employee benefit plan)	Beer	Dunbar	Halter
Diversified International	C	A	A
Equity Income	C	A	E
Global Diversified Income	B	A	A
Inflation Protection	C	A	A
International Emerging Markets	C	A	A
LargeCap Growth	A	C	D
LargeCap S&P 500 Index	C	A	E
MidCap	C	A	A
Money Market	A	A	B
Principal Capital Appreciation	A	C	A
Principal LifeTime Hybrid 2015	C	E	A
Principal LifeTime Hybrid 2020	A	E	A
Principal LifeTime Hybrid 2030	B	E	A
Real Estate Securities	C	A	A
Short-Term Income	D	A	A
SmallCap	B	A	A
SmallCap S&P 600 Index	C	A	A
Total Fund Complex	E	E	E

INVESTMENT ADVISORY AND OTHER SERVICES
Effective on or about May 10, 2019, under Investment Advisors - Sub-Advisor: Finisterre Capital LLP, add “and a portion of the assets of Global Diversified Income” to the list of funds.
Effective on or about May 10, 2019, under Investment Advisors, delete Sub-Advisor: Stone Harbor Investment Partners LP.

APPENDIX C - PROXY VOTING POLICIES
Effective on or about May 10, 2019, delete Stone Harbor Investment Partners LP's Proxy Voting Policy.

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